Subsequent events (Details) - USD ($)	Jul. 27, 2020	May 29, 2020	Apr. 22, 2020	Mar. 31, 2020	Mar. 31, 2019
Subsequent events
Ordinary shares, shares authorized				500,000,000	500,000,000
Ordinary shares, par value				$ 0.0002	$ 0.0002
Ordinary shares, shares outstanding				9,000,000	9,000,000
Subsequent Event
Subsequent events
Authorized share capital amount		$ 100,000	$ 75,000
Ordinary shares, shares authorized		500,000,000	500,000,000
Ordinary shares, par value		$ 0.0002	$ 0.00015
Ordinary shares, shares outstanding		9,000,000	12,000,000
Total net proceeds	$ 13,357,409
Subsequent Event | IPO
Subsequent events
Ordinary shares, par value	$ 0.0002
Initial public offering	3,000,000
Offering price per share	$ 5.00
Gross proceeds	$ 15,000,000